COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments for Property, Plant and Equipment) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Total		$ 4,619,772	$ 472,663,508	$ 858,487,886
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
2016		4,619,772
Total	[1]	$ 4,619,772	$ 8,028,764	$ 13,356,755

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2016 $ 4,619,772 Total $ 4,619,772